Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives

As of December 31, 2024 and 2023, property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Electronic equipment	$767	$820
Office equipment and furniture	68	70
Leasehold improvement	177	182
	1,012	1,072
Less: accumulated depreciation	(979)	(987)
	$33	$85

Schedule of Disaggregation of Our Revenue

The following table identifies the disaggregation of our revenue for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the Years Ended December 31,
	2024	2023	2022
Category of Revenue:
Advertising revenue	$144,290	$149,046	$152,086
Copyrights revenue	2,615	3,035	4,217
CHEERS e-Mall marketplace service revenue	207	232	306
Other revenue	84	14	470
Total	147,196	152,327	157,079

Timing of Revenue Recognition:
Services transferred over time	146,905	152,081	156,303
Services transferred at a point in time	207	232	306
Goods transferred at a point in time	84	14	470
Total	$147,196	$152,327	$157,079

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives	When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term